Average Annual Total Returns - BARON DISCOVERY FUND	Jan. 28, 2021
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years
Since Inception	12.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years
Since Inception	14.00%
BARON DISCOVERY FUND
Average Annual Return:
1 Year	65.71%
5 Years	28.20%
10 Years
Since Inception	20.69%
Inception Date	Sep. 30, 2013
BARON DISCOVERY FUND | After Taxes on Distributions
Average Annual Return:
1 Year	64.40%
5 Years	27.39%
10 Years
Since Inception	20.16%
Inception Date	Sep. 30, 2013
BARON DISCOVERY FUND | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	39.67%
5 Years	23.23%
10 Years
Since Inception	17.28%
Inception Date	Sep. 30, 2013
Institutional Shares
Average Annual Return:
1 Year	66.13%
5 Years	28.52%
10 Years
Since Inception	20.99%
Inception Date	Sep. 30, 2013
R6 Shares
Average Annual Return:
1 Year	66.17%	[1]
5 Years	28.53%	[1]
10 Years		[1]
Since Inception	21.00%	[1]
Inception Date	Aug. 31, 2016	[1]

[1]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.